Commitments and Contingencies (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012 claims	Dec. 31, 2011	Dec. 31, 2010	Feb. 22, 2013 claims
Loss Contingencies [Line Items]
Accrual for legal matters that are probable and estimable		$ 491,000,000	$ 299,000,000
Settlement for lost profits related to the Jang patent litigation			18,500,000
Settlement for royalties related to Jang patent			1,000,000
Total damages awarded to BSC related to Jang patent	41,000,000
Product liability lawsuits related to defibrillators or pacemakers		30
Product liability cases or claims related to mesh product					3,900
Litigation-related charges (credits)		192,000,000	48,000,000	(104,000,000)
Proceeds from Medinol settlement			104,000,000
Minimum damages for Guidant breach of Merger Agreement		5,500,000,000
Agreement to settle TPP matters		$ 3,000,000